Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Parentheticals) (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity, Primary Beneficiary [Member]
Net asset balance	¥ 424,881	$ 61,602	¥ 282,198